FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for twelve month period ending: 12/31/2002

Is this a transition report?  N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

B.       File Number: 811-04235

C.       Telephone Number: 303-737-3000

2.       A. Street: 8515 EAST ORCHARD ROAD

B.       City: GREENWOOD VILLAGE

C.       State COLORADO

D.       Zip Code: 80111

E.       Foreign Country:

3.       Is this the first filing on this form by Registrant? N

4.       Is this the last filing on this form by Registrant? N

5.       Is Registrant a small a business investment company (SBIC)? N
                        (If yes, complete only 89-110)

6.       Is Registrant a unit investment trust (UIT)? Y
                        (If yes, complete only 111 through 132)


111.     A. Great-West Life & Annuity Insurance Company
         B. 333-01173
         C. Greenwood Village, CO 80111

112.

113.

114.     A. BenefitsCorp Equities, Inc.
         B. 8-033854
         C. Greenwood Village, CO 80111

115.     A. Deloitte & Touche, LLP
         B. Denver, CO 80202

116.     A. Y
         B. GREAT-WEST

117.     A. Y
         B. Y
         C. N
         D. N
         E. N

118.     1

119.     0

120.

121.     1

122.     1

123.     $203,859

124.

125.     $819,967

126.     $ 0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of securities shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by echo such group of series during the current period (excluding distributions of realized gains, if any):

                                          Number of  Total Assets Total Income
                                           Series     ($000's     Distributions
                                          Investing    omitted)     ($000's
                                                                     omitted)

         A.   U.S. Treasury direct issue             $            $
         B.   U.S. Government agency                 $            $
         C.   State and municipal tax-free           $            $
         D.   Public utility                         $            $
         F.   Brokers or dealers debt or
              debt of brokers' or dealers'
              parent                                 $            $
         G.   All other corporate short term
              debt                                   $            $
         H.   Equity securities of brokers or
              dealers or parents of brokers
              or dealers                             $            $
         I    Investment company equity
              securities                             $            $
         J.   All other equity securities     1      $1,312,866   $
         K.   Other securities                       $            $
         L.   Total assets of all series of
              registrant                      1      $1,312,866   $

128.     N (if answer is N, skip to #131)

131. Total expenses incurred by all series of Registrant during the current reporting Period ($000's omitted): $13,801

132.

132.

133.


Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as Appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of: Greenwood Village   State of: Colorado      Date: 02/26/2003

Name of Registrant, Depositor, or Trustee: FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY


By: /s/ Beverly A. Byrne                 Witness: /s/ Phillip C. Hall
Beverly A. Byrne                         Phillip C. Hall
Vice President and Counsel               Legal Assistant I